Warrants - Schedule of Outstanding and Exercisable Warrants (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Warrants Outstanding, Number of Warrants	3,780,571
Warrants Exercisable, Exercisable Number of Warrants	3,780,571
Exercise Price Range 1 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 12.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	183,969
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	183,969
Exercise Price Range 2 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 6.25
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	75,000
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	75,000
Exercise Price Range 3 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 6.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	1,725,000
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	1,725,000
Exercise Price Range 4 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 4.99
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	100,000
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	100,000
Exercise Price Range 5 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 4.62
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	138,392
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 10 months 25 days
Warrants Exercisable, Exercisable Number of Warrants	138,392
Exercise Price Range 6 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 4.30
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	116,912
Warrants Exercisable, Weighted Average Remaining Life in Years	2 years 1 month 6 days
Warrants Exercisable, Exercisable Number of Warrants	116,912
Exercise Price Range 7 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 4.20
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	1,441,298
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	1,441,298